Finance income and finance expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Interest income	$ 1,147	$ 556
Gain on movement in fair value of the embedded derivatives on Senior Unsecured Convertible Debentures and Senior Unsecured Notes	11,251	1,968
Finance income	12,398	2,524
Accretion on tangible benefit obligation	539	651
Early redemption penalties	0	13,464
Debt extinguishment cost	0	6,990
Amortization of premium	0	118
Net foreign exchange loss	7,700	3,226
Finance expense	58,956	42,978
Interest expense on bank indebtedness
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	788	348
Interest on long-term debt, obligations under finance leases and other
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	48,343	18,181
Accretion on Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 1,586	$ 0